Schedule of mineral exploration and project evaluation costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Mineral Exploration And Project Evaluation Costs
Mineral exploration	$ (55,594)	$ (38,519)	$ (79,838)
Project evaluation	(29,449)	(18,682)	(39,225)
Mineral exploration and Project development	$ (85,043)	$ (57,201)	$ (119,063)